Income Taxes	6 Months Ended
Oct. 31, 2025
Income Taxes [Abstract]
Income taxes

Note 14 – Income taxes

(a) Corporate Income Taxes

The Company is in Japan and is subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 34.6% for the six months ended October 31, 2024 and 2025, respectively.

Significant components of the provision for income taxes are as follows:

	For the six months ended October 31, 2024	For the six months ended October 31, 2025
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	-	-	-
Deferred tax benefit	-	-	-
Total provision for income taxes	-	-	-

For the purpose of presentation in the balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:

	As of April 30, 2025	As of October 31, 2025
	JPY	JPY	USD
Deferred tax assets:		(Unaudited)	(Unaudited)
Net operating loss carry forward	438,955,724	492,558,887	3,197,396
Write-off of other receivable	15,005,181	15,005,181	97,405
Lease liabilities	960,129	5,158,767	33,488
Write-off of guaranteed money deposited	2,665,941	2,665,941	17,306
Temporary difference in depreciation	2,555,574	2,606,758	16,922
Bonus accrual	1,038,980	-	-
Deferred government grants	6,226,200	5,534,400	35,926
Others	1,480,835	385,322	2,501
Total deferred tax assets	468,888,564	523,915,256	3,400,944
Less: valuation allowance	(466,899,408)	(518,472,705)	(3,365,614)
Deferred tax assets, net of valuation allowance	1,989,156	5,442,551	35,330

Deferred tax liabilities:
Right-of-use assets – operating lease	(960,129)	(5,399,600)	(35,051)
Others	(1,029,027)	(42,951)	(279)
Total deferred tax liabilities	(1,989,156)	(5,442,551)	(35,330)
Net deferred tax assets	-	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income, exclusive of reversing taxable temporary differences, during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment.

(b) Consumption tax

Consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the statements of operations. The Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax.